Financial Instruments - Financial Liabilities by Maturity (Details) - Measured at fair value through profit or loss - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	¥ 42,579	¥ 64,394
Bonds
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	3,532,202	3,204,965
Contract amount	4,563,035	3,728,427
Bonds | Within one year
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	114,712	551,728
Bonds | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	407,866	621,138
Bonds | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	526,605	354,268
Bonds | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	573,221	489,171
Bonds | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	151,308	544,236
Bonds | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	2,789,323	1,167,886
Long-term loans
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	1,103,169	1,888,339
Contract amount	1,150,358	1,984,005
Long-term loans | Within one year
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	227,950	137,812
Long-term loans | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	80,349	55,478
Long-term loans | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	106,972	170,844
Long-term loans | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	59,593	677,391
Long-term loans | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	284,877	59,424
Long-term loans | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	390,617	883,056
Trade and other payables
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	343,838	318,816
Contract amount	343,838	318,816
Trade and other payables | Within one year
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	343,838	318,816
Trade and other payables | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	0	0
Trade and other payables | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	0	0
Trade and other payables | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	0	0
Trade and other payables | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	0	0
Trade and other payables | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	0	0
Lease liabilities
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	436,412	369,459
Contract amount	610,270	545,688
Lease liabilities | Within one year
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	50,187	41,084
Lease liabilities | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	45,076	40,623
Lease liabilities | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	43,949	33,085
Lease liabilities | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	41,180	30,407
Lease liabilities | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	38,551	28,747
Lease liabilities | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	391,327	371,742
Derivative liabilities
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	97,091	52,589
Contract amount	(61,375)	48,806
Derivative liabilities | Within one year
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	29,274	44,255
Derivative liabilities | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	(5,770)	1,396
Derivative liabilities | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	(5,380)	804
Derivative liabilities | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	(6,996)	695
Derivative liabilities | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	(6,793)	510
Derivative liabilities | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	(65,710)	1,146
Derivative assets
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	(64,100)	(25,629)
Contract amount	(43,560)	(10,059)
Derivative assets | Within one year
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	(31,816)	(5,433)
Derivative assets | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	(776)	(551)
Derivative assets | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	(1,133)	(562)
Derivative assets | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	(1,797)	(652)
Derivative assets | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	(2,422)	(722)
Derivative assets | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	¥ (5,616)	¥ (2,139)